Financial assets at fair value through the income statement (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Loans and advances	£ 136,959	£ 324,590	[1]
Reverse repurchase agreements	1,613	12,546	[1]
Financial assets at fair value through the income statement	145,250	116,282	[1]
Barclays Bank Group [member]
Disclosure of financial assets [line items]
Loans and advances	136,959	324,590	[2]
Reverse repurchase agreements	1,613	12,546	[2]
Other financial assets	699	2,994
Financial assets at fair value through the income statement	145,250	116,282	[2]
Barclays Bank Group [member] | Financial assets designated at fair value [member]
Disclosure of financial assets [line items]
Loans and advances	1,387	11,037
Debt securities	3,855	15
Equity securities	0	4,671
Reverse repurchase agreements	106	100,040
Other financial assets	0	519
Financial assets at fair value through the income statement	5,348	£ 116,282
Barclays Bank Group [member] | Financial assets mandatory at fair value [member]
Disclosure of financial assets [line items]
Loans and advances	14,257
Debt securities	660
Equity securities	5,172
Reverse repurchase agreements	119,285
Other financial assets	528
Financial assets at fair value through the income statement	£ 139,902

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.